Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Permanent reduction in Advisory management fee	$ 9,800,000				$ 9,800,000
Advisory fees			3,610,000	6,352,000	937,000
Asset acquisition cost					455,000
Sponsor [Member]
Related Party Transaction [Line Items]
Agreement interest rate				31.60%	17.20%
Sponsor [Member] | Agreement on Investment Opportunities [Member]
Related Party Transaction [Line Items]
Acquisition and renovation fee in percent		5.00%			5.00%
Monthly maintenance fee				100,000
Acquisition and renovation fees			44,514,000	72,373,000	4,602,000
Asset acquisition cost			43,189,000	70,053,000	4,188,000
Property acquisition cost			1,325,000	2,320,000	414,000
Accrued acquisition and renovation fees				5,082,000	2,811,000
Advisor [Member]
Related Party Transaction [Line Items]
Advisory management fee in percent		1.75%			1.75%
Permanent reduction in Advisory management fee	9,800,000	9,800,000
Advisory fees			3,610,000	6,352,000	937,000
Accrued management fees					937,000
Property Manager [Member]
Related Party Transaction [Line Items]
Property management fee in percent		6.00%			6.00%
Property Manager [Member] | Deferred Costs and Other Intangibles [Member]
Related Party Transaction [Line Items]
Fees incurred to the Property Manager			2,461,000	2,888,000
Property Manager [Member] | Other Asset
Related Party Transaction [Line Items]
Fees incurred to the Property Manager					55,000
Property Manager [Member] | Operating Expenses [Member]
Related Party Transaction [Line Items]
Fees incurred to the Property Manager			$ 1,061,000	$ 1,264,000	$ 12,000
Class A Common Shares [Member]
Related Party Transaction [Line Items]
Common shares outstanding			129,433,425	129,433,425	38,663,998
Class A Common Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common shares owned			2.90%	2.90%	8.50%
Class B Common Shares [Member]
Related Party Transaction [Line Items]
Common shares outstanding			635,075	635,075	667
Class B Common Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common shares outstanding			635,075	635,075	667
Class A Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			13,787,292	13,787,292	32,668
3.5% Convertible Perpetual Preferred Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Preferred Units outstanding					653,492
Rate of Preferred Units					3.50%
Series C Convertible Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			31,085,974	31,085,974
Series D Convertible Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			4,375,000	4,375,000
Series E Convertible Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			4,375,000	4,375,000